                                                                           Money
                                                                    Market Funds
                                                                   Annual Report
                                                For the year ended June 30, 1997


                                      U.S. Treasury Securities Money Market Fund


                                                         Prime Money Market Fund


                                                     Municipal Money Market Fund


                                                Ohio Municipal Money Market Fund




                                     [THE ONE GROUP FAMILY OF MUTUAL FUNDS LOGO]

           ----------------------------------------------------------

              Important Customer Information. Investment Products:

              * are not deposits or obligations of or guaranteed by,
                BANC ONE CORPORATION or any of its affiliates,

              * are not insured by the FDIC, and
                                                                         ----
              * are subject to investment risks, including possible      FDIC
                loss of the principal amount invested.                   LOGO
                                                                         ----
           -----------------------------------------------------------

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Table of Contents
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

Report From Your Investment Advisor........................................    2
Portfolio Performance Review...............................................    4
Schedules of Portfolio Investments.........................................    8
Statements of Assets and Liabilities.......................................   18
Statements of Operations...................................................   19
Statements of Changes in Net Assets........................................   20
Notes to Financial Statements..............................................   21
Financial Highlights.......................................................   28
Report of Independent Accountants..........................................   38

--------------------------------------------------------------------------------
Report From Your Investment Advisor
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

We are pleased to present this annual report for The One Group Family of Mutual Funds. On the following pages you will find an overview of the financial markets and your fund's performance for the period from July 1, 1996, to June 30, 1997.

DEAR VALUED SHAREHOLDERS:
Thank you for continuing to place your confidence in The One Group Family of Mutual Funds. In the funds' semiannual report, we advised you to stay focused on your financial goals and not to let short-term volatility interfere with your long-term investment strategy. At that time, stock returns were abnormally strong, and bond returns were unusually weak.

Since then, the bond market has recovered nicely, and the stock market continues to soar--even after falling nearly 10% between March 12 and April 14. In fact, by early May, the stock market had regained what it had lost and was well on its way to new heights. Looking forward, investors should be prepared for continued volatility as the market reacts to earnings reports, moves by the Federal Reserve, and the continuous stream of economic data coming from Washington.

REINFORCING OUR PHILOSOPHY
Once again, I want to reiterate our philosophy that it's time, not timing, that best serves investors. By maintaining a long-term perspective and riding out the inevitable volatility in the markets, your investments may realize their full potential. For those who stay on track with their investment plans, short-term performance fluctuations may not matter in the long run.

The financial media will be filled with opinions about the expected short-term course of the markets, and these opinions will swing between euphoria and gloom. But the fundamentals supporting the financial markets--a growing economy, rising corporate profits, low inflation--remain favorable, and long-term investors should be rewarded by staying the course.

INVESTING MADE EASY
Along with maintaining a long-term perspective, we believe that investment success is dependent on two other strategies:

- ASSET ALLOCATION, or spreading your money among stocks, bonds and money market investments according to your goals, time frame and risk tolerance in order create a well-rounded investment plan.

- DIVERSIFICATION, or investing in a variety of securities within each asset class to enhance your return potential and limit your overall risk profile.

Over the past year, The One Group made it easier for you to take advantage of these strategies by introducing THE ONE GROUP INVESTOR FUNDS. These funds make it simple and convenient for you to enjoy asset allocation and diversification from one investment (versus structuring an asset allocation portfolio by purchasing multiple funds). Each Investor fund seeks a particular investment goal and, accordingly, invests in an assortment of funds from The One Group family. You simply choose the Investor Fund suited to your goals.

INFORMATION ON DEMAND
Along with making investing easy, we want to make it simple for you to obtain the information you need when you want it. Now, in addition to offering fund prices, fund performance information and fund manager biographies, The One Group web site (WWW.ONEGROUP.COM) provides on-line fund prospectuses.

In addition, the site offers an interactive portfolio-building tool that you can use to design a customized portfolio. Future plans for the site include interactive retirement and college planning calculators as well as account access, which will enable you to obtain information on your account and place orders to buy or exchange shares between funds.

LOOK FOR GUIDANCE
Perhaps one of the simplest ways to make investing easy is to seek guidance from an experienced investment advisor. Achieving long-term investment success depends on your investment plan and how your investment strategies are put to work. It's the full-time responsibility of a professional investment advisor to monitor the investment markets and evaluate the assortment of investment opportunities in today's marketplace. Your investment advisor will help you develop an effective investment plan and then implement and monitor that plan for you.

--------------------------------------------------------------------------------
Report From Your Investment Advisor, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

Once again, I appreciate the trust and confidence that you have placed in The One Group Family of Mutual Funds. All of the professionals at The One Group value your ongoing support and strive to help you achieve your financial goals with investment solutions that are designed to meet your individual needs.

Sincerely,
LOGO
David J. Kundert
President and CEO,
Banc One Investment Advisors Corporation,
Investment Advisor to The One Group

David J. Kundert photo

For a prospectus with more complete information on The One Group Investor Funds, including management fees and expenses, please contact The One Group at 1-800-480-4111. Please read the prospectus carefully before investing.

            The One Group U.S. Treasury Securities Money Market Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

PERFORMANCE
The seven-day yield on The One Group U.S. Treasury Securities Money Market Fund Fiduciary share class was 5.03% on June 30, 1997, up from 4.98% on June 30, 1996.

The Fund's yield reflects the slight increase in interest rates brought on by the Federal Reserve's only monetary policy adjustment during the fiscal year--a 0.25% federal funds rate hike on March 25, 1997. Interim rate movements were fairly moderate, and they reflected market participants' changing views on economic strength and whether that strength would lead to inflationary pressures requiring Federal Reserve action.

STRATEGIES AND TACTICS
Our primary strategy during the period was to maintain a "barbell" maturity structure, meaning that we focused on securities at the extremes of the short-term maturity range. As such, the Fund emphasized securities with maturities between six months and one year along with overnight repurchase agreements.

The money market yield curve during the fiscal year remained fairly steep, meaning that securities with longer maturities paid relatively higher yields. The Fund's "longer" securities--those maturing in six months to one year--enabled the Fund to take advantage of this steepness, which helped increase the Fund's yield. At the same time, the repurchase agreements, which matured overnight, allowed the Fund to retain a high level of liquidity.

This strategy led to an average maturity of 30 days on June 30, 1997, enabling the Fund to maintain its "AAA" average quality rating--the best possible--from Standard & Poor's and Moody's Investors Service. This rating indicates that the Fund's securities are of the highest quality and offer the lowest credit risk. In order to receive this rating, a fund must have an average maturity no greater than 60 days.

OUTLOOK
Economic activity and how it influences the Federal Reserve's policies will have a direct effect on the Fund over the next year. Over the near term, the Federal Reserve may make another move to slow down the economy and take a proactive stance against inflation. This outlook warrants the continued use of a barbell strategy to quickly take advantage of any higher rates caused by more tightening. If it becomes apparent that the Fed has finished its rate hikes for awhile, we would reduce our position in repurchase agreements and invest more heavily in money market securities with longer maturities.

LOGO
Andrew T. Linton
Fund Manager

LOGO
Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

                                                AVERAGE ANNUAL
CLASS OF SHARES     7 DAY YIELD     1 YEAR       TOTAL RETURN 5 YEARS SINCE INCEPTION
   Fiduciary            5.03         5.07        4.27            5.51
    Class A             4.78         4.81        4.01            3.95

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                     The One Group Prime Money Market Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

PERFORMANCE
The seven-day yield on The One Group Prime Money Market Fund Fiduciary share class was 5.25% on June 30, 1997, up slightly from 5.07% on June 30, 1996.

The Fund's yield reflects the slight increase in interest rates brought on by the Federal Reserve's only monetary policy adjustment during the fiscal year--a 0.25% federal funds rate hike on March 25, 1997. Interim rate movements were fairly moderate, and they reflected market participants' changing views on economic strength and whether that strength would lead to inflationary pressures requiring Federal Reserve action.

While the Federal Reserve's monetary policy remains the primary determinant of money market fund yields, very strong demand for corporate securities (relative to the supply) also affected yields during the year. This unusually strong demand for corporate securities "bid up" their prices, reducing to some extent the traditional yield advantage when compared to Treasuries.

STRATEGIES AND TACTICS
Without a significant change in interest rates, our strategy was to take advantage of any increase in short-term rates by purchasing longer-maturity securities. This strategy increased the Fund's average maturity from a neutral stance of 45 days on June 30, 1996, to a slightly-more-aggressive 68 days on June 30, 1997. We implemented this strategy based on our outlook for a relatively stable interest rate environment and continued strong demand for short-term securities.

OUTLOOK
As long as the Federal Reserve continues with a gradual, modest approach to regulating monetary supply, we will maintain our current investment strategy of maintaining a slightly longer average maturity to capture yield advantages. Furthermore, encouraging news on the prospects for a balanced budget proposal have renewed investor hopes that interest rates will remain relatively subdued.

LOGO
Roger C. Hale, CFA, CFP
Fund Manager

LOGO
Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

                                                AVERAGE ANNUAL
CLASS OF SHARES     7 DAY YIELD     1 YEAR       TOTAL RETURN 5 YEARS SINCE INCEPTION
   Fiduciary            5.25         5.20        4.46            5.79
    Class A             5.00         4.94        4.20            4.13

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                   The One Group Municipal Money Market Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

PERFORMANCE
The seven-day yield on The One Group Municipal Money Market Fund Fiduciary share class was 3.63% on June 30, 1997, compared to 3.00% on June 30, 1996. (For investors in the 39.6% federal income tax bracket, the June 30, 1997, tax-free yield translates to a tax-equivalent yield of 6.08%.)

During the past year, short-term tax-exempt rates moved within a wide trading range of 2.75% to 4.75%. This interest rate volatility was attributed primarily to irregular and seasonal shifts in the supply and demand for short-term issues. When the volume or supply of eligible issues was not able to keep pace with the demand from short-term buyers, interest rates moved downward near the lower end of the trading range.

These periods of market strength were apparent during January and July, as heavy cash flows into the market exceeded the limited supply. Conversely, during April and December, when the available market supply surpassed demand, rates moved upward significantly to attract buyers. As these technical factors of the short-term tax-exempt market operated against the backdrop of economic growth and possible inflationary pressures, interest rates moved moderately upward throughout the year.

STRATEGIES AND TACTICS
Due to the technical nature of the short-term tax-exempt market, our ongoing investment strategy is to focus on selecting the appropriate mix of variable-rate and fixed-rate securities to react to and take advantage of changing market conditions. For the most part, we favored the variable-rate sector over the fixed-rate sector to take advantage of the moderate upward shift in interest rates evident during the year. Because variable-rate issues tend to reset more frequently to changing market conditions, they offered more attractive yields.

Throughout the year, the yield curve also shifted in an abrupt fashion. To help compensate for unexpected changes in the yield curve, we maintained the Fund's average maturity within a range of 35 days to 60 days, which was generally less than the industry average. The Fund ended the year with an average maturity of 37 days, compared to 55 days on June 30, 1996.

OUTLOOK
We believe that the near-term outlook for the short-term tax-exempt market continues to look favorable. As long as economic growth continues and inflation remains under control, we don't anticipate making any changes in our ongoing investment strategy. Furthermore, the Fund currently is positioned to take advantage of ever-changing market conditions to seek to provide an attractive and competitive return for our shareholders.

LOGO
Thomas W.Cary
Fund Manager

LOGO
Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

                                                AVERAGE ANNUAL
CLASS OF SHARES     7 DAY YIELD     1 YEAR       TOTAL RETURN 5 YEARS SINCE INCEPTION
   Fiduciary            3.63         3.19        2.82            3.89
    Class A             3.38         2.97        2.59            2.56

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                 The One Group Ohio Municipal Money Market Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

PERFORMANCE
The seven-day yield on The One Group Ohio Municipal Money Market Fund Fiduciary share class was 3.73% on June 30, 1997, compared to 3.02% on June 30, 1996. (For investors in the 39.6% federal income tax bracket and the 7.0% Ohio state tax bracket, the June 30, 1997, tax-free yield translates into a tax-equivalent yield of 6.64%.)

During the past year, rates on short-term Ohio municipal securities moved within a wide trading range of 2.75% to 4.75%. This interest rate volatility was attributed primarily to seasonal shifts in the supply and demand for Ohio short-term issues. When the volume or supply of eligible issues was not able to keep pace with the demand from short-term buyers, interest rates moved downward near the lower end of the trading range.

These periods of market strength were apparent during January and July, as heavy cash flows into the market exceeded the limited supply. Conversely, during April and December, when the available market supply surpassed demand, rates moved upward significantly to attract buyers. As these technical factors of the short-term tax-exempt market operated against the backdrop of economic growth and possible inflationary pressures, interest rates moved moderately upward throughout the year.

STRATEGIES AND TACTICS
Due to the specific nature of the Ohio short-term tax-exempt market, our ongoing investment strategy is to focus on selecting the appropriate mix of variable-rate and fixed-rate securities to react to and take advantage of changing market conditions. For the most part, we favored the variable-rate sector over the fixed-rate sector to take advantage of the moderate upward shift in interest rates evident during the year. Because variable-rate issues tend to reset more frequently to changing market conditions, we were able to obtain more attractive yields. The Fund's large concentration of variable-rate securities allowed the Fund to benefit from the upward bias of interest rates during the year, which ultimately helped boost the yield on the Fund.

Because the yield curve shifted frequently during the year, we maintained the Fund's average maturity in a range of 35 days to 65 days. The changes in average maturity were necessary to take advantage of shifting market conditions and to accommodate the Fund's liquidity needs. At year-end, the average maturity was 50 days, down from 60 days on June 30, 1996.

OUTLOOK
Our outlook points to continued demand for Ohio tax-exempt securities and favorable market conditions, which should bode well for the Fund's asset growth. As long as economic growth continues and inflation remains under control, we don't anticipate making any major changes in our ongoing investment strategy. Furthermore, the Fund currently is positioned to take advantage of changing market conditions to seek to provide an attractive yield and competitive returns to our shareholders.

LOGO
Thomas W.Cary
Fund Manager

LOGO
Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

                                                AVERAGE ANNUAL
CLASS OF SHARES     7 DAY YIELD     1 YEAR       TOTAL RETURN 5 YEARS SINCE INCEPTION
   Fiduciary            3.73         3.22         NA             2.99
    Class A             3.48         2.96         NA             2.70

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
U.S. Treasury Securities Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                          AMORTIZED
 AMOUNT             SECURITY DESCRIPTION              COST
---------   ------------------------------------   ---------
U.S. TREASURY OBLIGATIONS (21.4%):
U.S. Treasury Bills (3.7%):
$  50,000   11/20/97 (b)........................   $  48,959
   55,000   3/5/98 (b)..........................      52,977
                                                   ---------
                                                     101,936
                                                   ---------
U.S. Treasury Notes (17.7%):
   50,000   5.88%, 9/2/97 (b)...................      50,014
   75,000   5.88%, 9/2/97.......................      75,057
   25,000   5.75%, 9/30/97 (b)..................      25,001
   25,000   8.75%, 10/15/97.....................      25,230
   25,000   5.63%, 10/31/97 (b).................      25,013
  165,000   7.38%, 11/15/97 (b).................     166,053
   75,000   6.00%, 11/30/97 (b).................      75,127
   50,000   6.00%, 12/31/97 (b).................      50,068
                                                   ---------
                                                     491,563
                                                   ---------
   Total U.S. Treasury Obligations                   593,499
                                                   ---------
REPURCHASE AGREEMENTS (78.8%):
  112,000   Aubrey G. Lanston & Co., 5.90%,
              7/1/97 (Collateralized by $116,678
              various U.S. Treasury Securities,
              0.00% - 5.50%, 12/4/97 - 2/28/99,
              market value - $114,242)..........     112,000
  100,000   Barclays De Zoette Wedd, 5.90%,
              7/1/97 (Collateralized by $70,382
              various U.S. Treasury Securities,
              8.75% - 11.25%, 2/15/15 - 5/15/17,
              market-value $102,001)............     100,000
  100,000   CIBC/Wood Gundy, 5.95%, 7/1/97
              (Collateralized by $100,000
              various U.S. Treasury Notes,
              11.13% - 12.50%,
              8/15/03 - 8/15/14, market
              value - $103,207).................     100,000

PRINCIPAL                                          AMORTIZED
 AMOUNT             SECURITY DESCRIPTION              COST
---------   ------------------------------------   ---------
REPURCHASE AGREEMENTS, CONTINUED:
$ 675,000   Deutsche, Morgan, Grenfell, 5.90%,
              7/1/97 (Collateralized by $679,813
              various U.S. Treasury Securities,
              0.00% - 12.00%, 2/15/98 - 2/15/20,
              market value - $688,501)..........  $  675,000
  100,000   Donaldson, Lufkin & Jenerette,
              5.90%, 7/1/97 (Collateralized by
              $105,411 U.S. Treasury Notes,
              5.88%, 11/15/05, market
              value - $102,000).................     100,000
  105,000   Goldman Sachs, 5.88%, 7/1/97
              (Collateralized by $105,162
              various U.S. Treasury Securities,
              6.63%, 5/15/07 - 2/15/27, market
              value - $107,101).................     105,000
  113,989   HSBC, 5.90%, 7/1/97 (Collateralized
              by $112,125 various U.S. Treasury
              Notes, 5.50%  - 8.50%,
              7/15/97 - 5/15/07, market
              value - $116,274).................     113,989
  675,000   J. P. Morgan & Co., Inc., 6.00%,
              7/1/97 (Collateralized by
              $1,061,927 various U.S. Treasury
              Securities, 0.00% - 8.13%,
              4/30/01 - 8/15/23, market
              value - $688,500).................     675,000
  100,000   Lehman Brothers Holdings, Inc.,
              6.00%, 7/1/97 (Collateralized by
              $175,617 various U.S. Treasury
              Securities, 0.00% - 11.75%,
              11/15/97 - 11/15/14, market
              value - $102,001).................     100,000
  105,000   Prudential Securities, Inc., 5.90%,
              7/1/97 (Collateralized by cash in
              the amount of $105,000)...........     105,000
                                                   ---------
   Total Repurchase Agreements                     2,185,989
                                                   ---------
Total (Amortized Cost--$2,779,488) (a)            $2,779,488
                                                   =========

------------

Percentages indicated are based on net assets of $2,773,589.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) A portion of this security was loaned as of June 30, 1997.

See notes to financial statements.

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The One Group Family of Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                          AMORTIZED
 AMOUNT             SECURITY DESCRIPTION              COST
---------   ------------------------------------   ---------
COMMERCIAL PAPER (65.9%):
Automotive (5.2%):
$  43,885   American Honda Finance Corp., 5.63%,
              7/28/97...........................   $  43,700
   42,000   General Motors Acceptance Corp.,
              5.42%, 7/22/97....................      41,867
   41,210   General Motors Acceptance Corp.,
              5.43%, 7/30/97....................      41,030
   25,000   General Motors Acceptance Corp.,
              5.86%, 10/10/97...................      24,589
                                                   ---------
                                                     151,186
                                                   ---------
Banking (8.1%):
   50,000   Banco Nacional de Comercio Exterior,
              S.N.C., 5.55%, 9/17/97............      49,399
   25,000   Banco Nacional de Comercio Exterior,
              S.N.C., 5.64%, 12/1/97............      24,401
   25,000   Banco Rio de la Plata S.A., 5.44%,
              10/27/97..........................      24,554
   38,000   Banco Rio de la Plata S.A., 5.36%,
              10/31/97..........................      37,310
   50,000   Bankers Trust New York Corp., 5.42%,
              7/15/97...........................      49,894
   25,000   Bankers Trust New York Corp., 6.11%,
              3/25/98...........................      24,993
   22,500   Galicia Funding Corp., 5.58%,
              9/16/97...........................      22,231
                                                   ---------
                                                     232,782
                                                   ---------
Brokerage Services (3.9%):
   50,000   Lehman Brothers Holdings, Inc.,
              5.64%, 7/9/97.....................      49,938
   19,991   Sumitomo Bank Capital Markets,
              5.68%, 7/14/97....................      19,950
   42,000   Sumitomo Bank Capital Markets,
              5.68%, 7/18/97....................      41,887
                                                   ---------
                                                     111,775
                                                   ---------
Computer Software (4.3%):
   13,000   CSC Enterprises, 5.57%, 7/7/97......      12,988
   30,500   CSC Enterprises, 5.65%, 7/11/97.....      30,452
   23,500   CSC Enterprises, 5.63%, 7/21/97.....      23,426
   30,000   CSC Enterprises, 5.61%, 8/12/97.....      29,804
   15,000   CSC Enterprises, 5.60%, 8/19/97.....      14,886
   13,550   CSC Enterprises, 5.62%, 9/11/97.....      13,398
                                                   ---------
                                                     124,954
                                                   ---------
Construction (2.5%):
   25,000   Cemex, S.A. de C.V., 5.65%,
              8/6/97............................      24,859
   15,000   Cemex, S.A. de C.V., 5.59%,
              8/19/97...........................      14,886
   14,000   Cemex, S.A. de C.V., 5.59%,
              8/20/97...........................      13,891
   20,000   Cemex, S.A. de C.V., 5.59%,
              8/21/97...........................      19,842
                                                   ---------
                                                      73,478
                                                   ---------

PRINCIPAL                                          AMORTIZED
 AMOUNT             SECURITY DESCRIPTION              COST
---------   ------------------------------------   ---------
COMMERCIAL PAPER, CONTINUED:
Financial Services (25.3%):
$  18,413   Banner Receivables Corp., 5.69%,
              7/2/97............................   $  18,410
   46,297   Banner Receivables Corp., 5.68%,
              8/4/97............................      46,049
   45,797   Banner Receivables Corp., 5.75%,
              8/14/97...........................      45,475
   32,499   Banner Receivables Corp., 5.68%,
              9/5/97............................      32,161
   50,000   Broadway Capital, 5.73%, 7/31/97....      49,761
   33,206   Broadway Capital, 5.72%, 8/5/97.....      33,021
   31,765   Broadway Capital, 5.67%, 9/2/97.....      31,450
   50,000   Corporate Receivables Corp., 5.62%,
              7/3/97............................      49,984
   50,000   CXC, Inc., 5.62%, 7/8/97............      49,945
   30,375   Falcon Asset Securitization Corp.,
              5.62%, 7/21/97....................      30,280
   40,755   Gotham Funding Corp., 5.43%,
              7/17/97...........................      40,657
   25,000   Gotham Funding Corp., 5.72%,
              7/18/97...........................      24,932
   25,000   Gotham Funding Corp., 5.47%,
              7/24/97...........................      24,913
   37,553   Gotham Funding Corp., 5.70%,
              8/1/97............................      37,369
   25,000   Gotham Funding Corp., 5.67%,
              8/5/97............................      24,862
   65,000   Old Line Funding Corp., 5.62%,
              7/1/97............................      64,999
   26,500   Old Line Funding Corp., 5.67%,
              7/14/97...........................      26,446
   25,000   WCP Funding, Inc., 5.66%, 7/2/97....      24,996
   25,000   WCP Funding, Inc., 5.63%, 7/7/97....      24,977
   25,000   WCP Funding, Inc., 5.63%, 7/10/97...      24,965
   25,000   WCP Funding, Inc., 5.58%, 7/25/97...      24,907
                                                   ---------
                                                     730,559
                                                   ---------
Gas & Electric Utility (2.8%):
   32,382   AES Shady Point, Inc., 5.60%,
              7/18/97...........................      32,296
   20,991   Cogentrix of Richmond, Inc., 5.64%,
              7/10/97...........................      20,961
   27,762   Cogentrix of Richmond, Inc., 5.65%,
              7/16/97...........................      27,697
                                                   ---------
                                                      80,954
                                                   ---------
Industrial Goods & Services (2.1%):
   12,000   Akzo Nobel, Inc., 5.63%, 8/7/97.....      11,931
   10,000   Akzo Nobel, Inc., 5.62%, 8/29/97....       9,908
   10,000   Hosokawa Micron International, Inc.,
              5.70%, 7/8/97.....................       9,989
   10,000   Hosokawa Micron International, Inc.,
              5.65%, 8/15/97....................       9,929
   19,500   Hosokawa Micron International, Inc.,
              5.71%, 8/26/97....................      19,327
                                                   ---------
                                                      61,084
                                                   ---------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                          AMORTIZED
 AMOUNT             SECURITY DESCRIPTION              COST
---------   ------------------------------------   ---------
COMMERCIAL PAPER, CONTINUED:
Leasing (1.0%):
$  29,400   International Lease Finance Corp.,
              5.27%, 7/14/97....................   $  29,344
                                                   ---------
Office Equipment & Services (1.5%):
   20,000   Xerox Mexicana SA de CV, 5.57%,
              7/7/97............................      19,981
   24,500   Xerox Mexicana SA de CV, 5.59%,
              7/24/97...........................      24,413
                                                   ---------
                                                      44,394
                                                   ---------
Oil & Gas Exploration (1.6%):
   25,000   Pemex Capital, Inc., 5.71%,
              9/11/97...........................      24,714
   23,000   Petroleo Brasileiro SA, Series C,
              5.68%, 10/2/97....................      22,663
                                                   ---------
                                                      47,377
                                                   ---------
Printing & Publishing (0.8%):
   22,000   Tribune Co., 5.70%, 7/29/97.........      21,902
                                                   ---------
Real Estate (6.8%):
   19,264   75 State Street Capital Corp.,
              5.64%,
              7/16/97...........................      19,219
   25,140   75 State Street Capital Corp.,
              5.65%,
              7/22/97...........................      25,057
   50,000   75 State Street Capital Corp.,
              5.63%,
              7/23/97...........................      49,828
   31,802   75 State Street Capital Corp.,
              5.64%,
              7/25/97...........................      31,682
   20,000   75 State Street Capital Corp.,
              5.67%,
              7/29/97...........................      19,912
   25,000   Countrywide Home Loans, 5.67%,
              8/11/97...........................      24,839
   10,000   SRD Finance, Inc., 5.63%, 7/17/97...       9,975
   17,000   SRD Finance, Inc., 5.64%, 7/17/97...      16,957
                                                   ---------
                                                     197,469
                                                   ---------
   Total Commercial Paper                          1,907,258
                                                   ---------
CORPORATE NOTES & BONDS (4.6%):
Banking (0.9%):
   25,000   PNC Bank N.A., 6.05%, 5/28/98.......      24,978
                                                   ---------
Brokerage Services (1.4%):
   25,000   Bear Stearns Co., Inc., 6.30%,
              4/16/98...........................      25,000
   15,000   Credit Suisse First Boston, 6.12%,
              3/31/98...........................      14,987
                                                   ---------
                                                      39,987
                                                   ---------
Computer Hardware (2.3%):
   43,500   IBM Credit Corp., 5.75%, 1/20/98....      43,494
   25,000   IBM Credit Corp., 6.07%, 5/19/98....      25,000
                                                   ---------
                                                      68,494
                                                   ---------
   Total Corporate Notes & Bonds                     133,459
                                                   ---------

PRINCIPAL                                          AMORTIZED
 AMOUNT             SECURITY DESCRIPTION              COST
---------   ------------------------------------   ----------
FUNDING AGREEMENTS (11.0%):
$  50,000   Allstate Life Insurance Co., 5.90%,
              8/29/97*..........................   $  50,000
  150,000   General American Life Insurance Co.,
              5.89%, 2/19/98*...................     150,001
   60,000   Peoples Security Life Insurance Co.,
              5.86%, 4/22/97*...................      60,000
   60,000   Providian Life & Health Insurance
              Co., 5.84%, 11/1/98*..............      60,000
                                                   ---------
   Total Funding Agreements                          320,001
                                                   ---------
U.S. GOVERNMENT AGENCY SECURITIES (1.7%):
Student Loan Marketing Assoc. (1.7%):
   50,000   5.26%, 9/28/98*.....................      50,000
                                                   ---------
   Total U.S. Government Agency Securities            50,000
                                                   ---------
YANKEE & EURODOLLAR (11.5%):
Banking (11.5%):
   50,000   ABN Amro Bank NV, 6.27%, 4/17/98....      49,989
   50,000   Bank of Nova Scotia - SCIOTABANK,
              5.95%, 6/30/98....................      49,971
   22,000   Deutsche Bank A.G., 6.20%, 4/8/98...      22,016
   23,500   Dresdner Bank A.G., 5.85%,
              2/13/98...........................      23,502
   12,000   Rabobank Nederland, 5.75%, 2/3/98...      11,978
   25,000   Royal Bank of Canada, 6.08%,
              5/20/98...........................      24,994
   25,000   Royal Bank Of Canada, 6.05%,
              6/8/98............................      24,989
   50,000   Societe Generale, 6.10%, 9/10/97....      50,031
   50,000   Societe Generale, 5.85%, 3/3/98.....      49,990
   25,000   Societe Generale, 6.18%, 5/6/98.....      24,994
                                                   ---------
   Total Yankee & Eurodollar                         332,454
                                                   ---------
REPURCHASE AGREEMENTS (4.1%):
  119,096   Prudential Securities, 6.05%, 7/1/97
              (Collateralized by $142,576
              various U.S. Government
              Securities, 0.00% - 6.62%,
              1/13/98 - 7/1/34, market
              value - $122,496).................     119,096
                                                   ---------
   Total Repurchase Agreements                       119,096
                                                   ---------
Total (Amortized Cost--$2,862,268) (a)             $2,862,268
                                                   =========

------------

Percentages indicated are based on net assets of $2,897,032.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1997.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                           AMORTIZED
 AMOUNT              SECURITY DESCRIPTION             COST
---------    ------------------------------------   --------
ANTICIPATION NOTES (8.3%):
Michigan (3.9%):
 $20,000     State Municipal Bond Authority,
               Series A, 4.50%, 7/3/97...........   $ 20,001
                                                    --------
Ohio (0.3%):
   1,750     Richland County, Clear Fork Valley
               Local School District, BAN, 4.20%,
               9/25/97...........................      1,753
                                                    --------
Puerto Rico (2.5%):
  13,000     Commonwealth of Puerto Rico, Trans-
               Series 97A, 4.00%, 7/30/97........     13,007
                                                    --------
Texas (1.6%):
   8,000     State Tax & Revenue, 4.75%,
               8/29/97...........................      8,015
                                                    --------
   Total Anticipation Notes                           42,776
                                                    --------
DAILY DEMAND NOTES (7.3%):
Alabama (1.0%):
   1,400     Phenix City, IDR for Mead, AMT,
               4.15%, 3/1/31, LOC: Bayerische
               Landesbank*.......................      1,400
   3,800     Phenix City, IDR for Mead, Series
               93-A, AMT, 4.15%, 6/1/28, LOC:
               Toronto Dominion Bank*............      3,800
                                                    --------
                                                       5,200
                                                    --------
Idaho (1.8%):
   9,345     Health Facility Authority Revenue,
               St. Lukes Regional Medical Center
               Project, 4.10%, 5/1/22, LOC:
               Credit Suisse*....................      9,345
                                                    --------
New York (1.0%):
   1,000     New York City Municipal Water
               Finance, 5.50%, 6/15/25, FGIC*....      1,000
   1,900     New York City, GO, Series B, 5.50%,
               10/1/20, FGIC*....................      1,900
   2,100     New York City, GO, Series B, 5.50%,
               10/1/22, FGIC*....................      2,100
                                                    --------
                                                       5,000
                                                    --------
North Dakota (0.8%):
   4,300     Grand Forks Health Care Revenue,
               United Hospital Obligation Group,
               Series 96A, 4.15%, 12/1/25, LOC:
               LaSalle National Bank*............      4,300
                                                    --------
Ohio (0.1%):
     600     State Air Quality Development
               Authority, Cincinnati Gas &
               Electric, 5.50%, 12/1/15, LOC:
               J.P. Morgan*......................        600
                                                    --------
Texas (2.6%):
  10,515     Brazos River Authority, PCR, Texas
               Utilities Electric Co. Project,
               AMT, 5.55%, 6/1/30, AMBAC*........     10,515

PRINCIPAL                                           AMORTIZED
 AMOUNT              SECURITY DESCRIPTION             COST
---------    ------------------------------------   --------
DAILY DEMAND NOTES, CONTINUED:
Texas, continued:
$  2,500     Brazos River Authority, PCR, Texas
               Utilities Electric Co., Series B,
               AMT, 5.55%, 6/1/30, LOC: Union
               Bank of Switzerland*..............   $  2,500
     100     Grapevine Industrial Development
               Corp., Multiple Mode Revenue
               Bonds, Series A4, 4.10%, 12/1/24,
               LOC: Morgan Guaranty*.............        100
     300     North Central Health Facility
               Development Corp. Revenue,
               Presbyterian Medical Center,
               Series D, 4.10%, 12/1/15, MBIA*...        300
                                                    --------
                                                      13,415
                                                    --------
  Total Daily Demand Notes                            37,860
                                                    --------
MONTHLY DEMAND NOTES (3.0%):
Arizona (0.4%):
   2,000     Chandler Industrial Development
               Authority, Parsons Municipal
               Project, 4.10%, 12/15/09, LOC:
               National Westminister*............      2,000
                                                    --------
Indiana (2.6%):
  13,700     Gary Environmental Improvement
               Revenue, U.S. Steel Corp. Project,
               4.10%, 7/15/02, LOC: Bank of Nova
               Scotia*...........................     13,700
                                                    --------
  Total Monthly Demand Notes.....................     15,700
                                                    --------
MUNICIPAL NOTES (4.7%):
Colorado (2.0%):
  10,000     State General Fund Series A, 4.50%,
               6/26/98...........................     10,063
                                                    --------
Idaho (0.5%):
   2,500     State Tansportation, 4.63%,
               6/30/98...........................      2,518
                                                    --------
Wisconsin (2.2%):
  11,405     Green Bay, Area Public School
               District, 3.84%, 2/2/98...........     11,407
                                                    --------
  Total Municipal Notes..........................     23,988
                                                    --------
PUT BONDS (7.1%):
Arizona (0.7%):
   3,600     Cochise County, PCR, Arizona
               Electric Power Corp., Series A,
               AMT, 3.50%, 9/1/24................      3,600
                                                    --------
Connecticut (0.9%):
   4,500     Special Assessment, Compensation
               Unemployment Revenue Bonds
               (CURBS), 3.90%, 11/15/01, FGIC....      4,500
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                           AMORTIZED
 AMOUNT              SECURITY DESCRIPTION             COST
---------    ------------------------------------   ---------
PUT BONDS, CONTINUED:
Georgia (0.8%):
 $ 4,000     Burke County Development Authority,
               Oglethorpe Power, Series A, 3.60%,
               12/1/97, AMBAC....................   $  4,000
                                                    --------
Missouri (0.8%):
   4,175     State Environmental Improvement &
               Energy, Union Electric Co., Series
               B, 3.95%, 6/1/14, LOC: Union Bank
               of Switzerland....................      4,175
                                                    --------
North Dakota (0.4%):
   2,200     Mercer County, Solid Waste Disposal
               Revenue, National Rural Utility
               Power Project, Series U, 3.80%,
               12/1/97...........................      2,200
                                                    --------
Ohio (2.1%):
  11,000     Housing Finance Agency, Series 1997
               A-2, AMT, 3.65%, 3/2/98...........     11,000
                                                    --------
Oregon (0.9%):
   4,500     Oregon Housing & Community, Series
               96-R, AMT, 3.65%, 12/11/97........      4,500
                                                    --------
Wyoming (0.5%):
   2,500     Uinta County, PCR, Amoco Standard
               Oil Co., 3.90%, 12/1/12...........      2,500
                                                    --------
   Total Put Bonds                                    36,475
                                                    --------
TAX FREE COMMERCIAL PAPER (7.7%):
Alabama (1.1%):
   5,500     Phenix City, Industrial Development,
               Environmental Improvement Revenue,
               Mead, 3.80%, 7/7/97, LOC: ABN
               AMRO..............................      5,500
                                                    --------
Arizona (0.6%):
   3,100     Mesa, Municipal Development Corp.,
               Series A, 3.70%, 9/9/97, LOC: West
               Deutche Landes Bank...............      3,100
                                                    --------
Michigan (1.0%):
   5,080     State Building Authority, 3.80%,
               9/4/97, LOC: Canadian Imperial
               Commerce Bank.....................      5,080
                                                    --------
Ohio (1.5%):
   2,100     Air Quality Development Authority,
               CEI Co., Series B, 3.85%, 8/1/97,
               FGIC..............................      2,100
   5,500     Water Development Authority, CEI
               Co., 3.80%, 8/13/97, FGIC.........      5,500
                                                    --------
                                                       7,600
                                                    --------
Texas (2.6%):
   5,000     Brazos River Authority, PCR, Texas
               Utilities, 3.85%, 10/30/97,
               LOC: CIBC.........................      5,000
   5,900     Public Financing Authority, GO,
               3.63%, 8/14/97....................      5,900

PRINCIPAL                                           AMORTIZED
 AMOUNT              SECURITY DESCRIPTION             COST
---------    ------------------------------------   --------
TAX FREE COMMERCIAL PAPER, CONTINUED:
Texas, continued:
$  3,100     Public Financing Authority, GO,
               Series 93A, 3.20%, 8/11/97........   $  3,100
                                                    --------
                                                      14,000
                                                    --------
West Virginia (0.9%):
   4,500     State Public Authority Energy
               Revenue, Morgantown Assoc.
               Project, AMT, 3.85%, 3/1/17, LOC:
               Swiss Bank........................      4,500
                                                    --------
  Total Tax Free Commercial Paper                     39,780
                                                    --------
WEEKLY DEMAND NOTES (63.6%):
Alaska (0.9%):
   4,500     Anchorage, Higher Education Revenue,
               Alaska Pacific University, 4.25%,
               7/1/17, LOC: Seattle-First
               National Bank*....................      4,500
                                                    --------
Arkansas (1.6%):
   8,100     Clark County, Solid Waste Disposal
               Revenue, Reynolds Metals Co.
               Project, AMT, 4.20%, 8/1/22, LOC:
               Trust Co. Bank*...................      8,100
                                                    --------
Colorado (1.9%):
   3,000     Housing Finance Authority, Pool I,
               Series B, Coventry Village, 4.15%,
               10/15/16, FNMA*...................      3,000
   2,500     Student Obligation Bond Authority,
               90-A, AMT, 4.25%, 9/1/24,
               Sallie Mae*.......................      2,500
   4,400     Student Obligation Bond Authority,
               AMT, 4.25%, 7/1/20, Sallie Mae*...      4,400
                                                    --------
                                                       9,900
                                                    --------
Florida (1.9%):
  10,000     State Housing Finance Authority,
               Woodlands Apt. Project 85S, 4.15%,
               12/1/17, LOC: Citibank*...........     10,000
                                                    --------
Georgia (2.1%):
   7,000     De Kalb Private Hospital Authority
               Revenue, Egleston Children's
               Hospital, Series A, 4.20%, 3/1/24,
               LOC: SunTrust Bank*...............      7,000
   3,735     Gwinnett County Housing Authority,
               Herrington Woods Apts., Series
               96A, AMT, 4.25%, 9/15/26, LOC:
               KeyBank*..........................      3,735
                                                    --------
                                                      10,735
                                                    --------
Illinois (9.4%):
  11,300     Chicago O'Hare International Airport
               Revenue, Second Lien, Series B,
               AMT, 4.20%, 1/1/18, LOC: Societe
               Generale*.........................     11,300

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                           AMORTIZED
 AMOUNT              SECURITY DESCRIPTION             COST
---------    ------------------------------------   ---------
WEEKLY DEMAND NOTES, CONTINUED:
Illinois, continued:
$  3,700     Development Authority, Presbyterian
               Home Lake Forrest Place Project,
               4.15%, 9/1/31, LOC: LaSalle
               National Bank*....................   $  3,700
   5,200     Development Finance Authority
               Revenue, Aurora Central Catholic
               High School, 4.15%, 4/1/24, LOC:
               Northern Trust*...................      5,200
   4,500     Development Finance Authority
               Revenue, Roosevelt University
               Project, 4.15%, 4/1/25, LOC:
               American National Bank*...........      4,500
   5,900     Development Finance Authority
               Revenue, Special Facility, Little
               City Foundation, 4.15%, 2/1/19,
               LOC: LaSalle National Bank*.......      5,900
   1,625     Development Finance Authority
               Revenue, St. Paul's House Project,
               4.15%, 2/1/25, LOC: LaSalle
               National Bank*....................      1,625
   3,000     Health Facilities Authority Revenue,
               Washington & Jane Smith Home,
               4.25%, 7/1/26, LOC: Comerica
               Bank*.............................      3,000
   7,640     Jacksonville Industrial Project
               Revenue, AGI Inc. Project, AMT,
               4.40%, 2/1/26, LOC: Bank of
               America*..........................      7,640
   1,230     Lombard IDR, Chicago Roll Co.
               Project, 4.75%, 2/1/10, LOC:
               American National Bank*...........      1,230
   2,000     Orland Hills Multi-Family Mortgage
               Revenue, 88th Avenue Project,
               4.15%, 12/1/04, LOC: LaSalle
               National Bank*....................      2,000
   2,500     Regional Transport Authority Trust
               Receipts, 4.30%, 6/1/25, LOC:
               Societe Generale*.................      2,500
                                                    --------
                                                      48,595
                                                    --------
Indiana (8.2%):
   4,000     City of Madison, IDR, Series 1997,
               Century Tube Corp. Project,
               4.40%, 3/1/07, LOC: Bank of
               Tokyo-Mitsubishi, Ltd.*...........      4,000
  14,800     Health Facility Financing Authority,
               Rehabilitation Hospital, Inc.,
               4.20%, 11/1/20, LOC: National Bank
               of Detroit*.......................     14,800
   5,600     Indianapolis Economic Development
               Revenue, Children's Museum
               Project, 4.15%, 10/1/25, LOC:
               National Bank of Detroit*.........      5,600

PRINCIPAL                                           AMORTIZED
 AMOUNT              SECURITY DESCRIPTION             COST
---------    ------------------------------------   --------
WEEKLY DEMAND NOTES, CONTINUED:
Indiana, continued:
$  3,600     Jasper Economic Development Revenue,
               Best Chairs, Inc. Project, AMT,
               4.40%, 3/1/19, LOC:
               PNC Bank*.........................   $  3,600
  14,035     Rockport, PCR, Indiana & Michigan
               Electric Co., Series A, 4.20%,
               8/1/14, LOC: Swiss Bank*..........     14,035
                                                    --------
                                                      42,035
                                                    --------
Kentucky (0.5%):
   2,500     Mayfield, League of Cities Lease
               Finance Program 96, 4.30%, 7/1/26,
               LOC: PNC Bank*....................      2,500
                                                    --------
Michigan (6.0%):
  16,800     Higher Education Student Loan,
               Series B, AMT, 4.25%, 10/1/13,
               AMBAC*............................     16,800
     800     State Strategic Fund, Limited
               Obligation Revenue, Environmental
               Quality, AMT, 4.30%, 5/1/05, LOC:
               Comerica Bank*....................        800
   1,560     State Strategic Fund, Limited
               Obligation, Wayne Disposal Oakland
               Project, AMT, 4.30%, 3/1/05, LOC:
               Credit Suisse-First Boston*.......      1,560
  11,800     Wayne County Airport Revenue
               (Detriot Airport), Series B, AMT,
               4.20%, 12/1/16, LOC: Bayerische
               Landesbank*.......................     11,800
                                                    --------
                                                      30,960
                                                    --------
Nevada (5.1%):
  10,000     Clark County, IDR, Nevada Power Co.
               Project, Series A, 4.30%, 10/1/30,
               LOC: Barclays Bank*...............     10,000
   5,000     Clark County, Limited Tax GO, 1996
               Las Vegas Convention Trust
               Receipts, 4.30%, 7/1/26, FSA*.....      5,000
   2,215     Clark County, PCR, Nevada Power Co.
               Project, Series C, 4.20%, 10/1/30,
               LOC: Barclays Bank*...............      2,215
   9,300     Lancaster County, Hospital
               Authority, Bryan Memorial
               Hospital, 4.45%, 6/1/12, MBIA*....      9,300
                                                    --------
                                                      26,515
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                           AMORTIZED
 AMOUNT              SECURITY DESCRIPTION             COST
---------    ------------------------------------   ---------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio (7.5%):
 $ 6,700     Cuyahoga County, Cleveland Clinic
               Foundation, 4.05%, 1/1/26, LOC:
               Morgan Guaranty*..................   $  6,700
   3,000     Hamilton County, Health Alliance of
               Cincinnati, Series B, 4.15%,
               1/1/18, MBIA*.....................      3,000
   5,000     Hamilton County, Health Alliance of
               Cincinnati, Series F, 4.05%,
               1/1/18, MBIA*.....................      5,000
   6,300     State Air Quality Development
               Authority, JMG Funding Ltd.
               Partnership, AMT, 4.20%, 4/1/29,
               LOC: Societe Generale*............      6,300
   2,800     State Air Quality Development
               Revenue Bond, Timken Co. Project,
               AMT, 4.15%, 6/1/01, LOC: Credit
               Suisse*...........................      2,800
   5,500     State Water Development Authority
               Revenue, Timken Co. Project,
               4.15%, 5/1/07, LOC: Wachovia
               Bank*.............................      5,500
   4,625     Student Loan Funding Corp., 4.15%,
               12/29/98, LOC: Bank of America*...      4,625
   2,800     Student Loan Funding Corp., Loan
               Revenue, Series A-3, AMT, 4.30%,
               1/1/07, LOC: National
               Westminister*.....................      2,800
   2,000     Water Development Authority, Timken
               Co. Project, 4.15%, 6/1/01, LOC:
               Credit Suisse*....................      2,000
                                                    --------
                                                      38,725
                                                    --------
Pennsylvania (0.8%):
   4,000     Allegheny County, Hospital Revenue,
               General Hospital Obligation Group,
               Series B, 4.15%, 9/1/20, LOC:
               Morgan Guaranty*..................      4,000
                                                    --------
Rhode Island (1.0%):
   5,000     State Student Loan Revenue Bond #3,
               AMT, 4.25%, 6/1/26, LOC: National
               Westminister*.....................      5,000
                                                    --------
South Carolina (0.3%):
   1,700     Cherokee County, Industrial Revenue,
               Oshkosh Truck Corp. Project, AMT,
               4.35%, 8/1/19, LOC: Bank of Nova
               Scotia*...........................      1,700
                                                    --------
Tennessee (0.7%):
   3,800     Oak Ridge Industrial Development
               Board, Economic Development
               Revenue, Limited Obligation,
               4.20%, 5/1/09, LOC: ABN AMRO*.....      3,800
                                                    --------

PRINCIPAL                                           AMORTIZED
 AMOUNT              SECURITY DESCRIPTION             COST
---------    ------------------------------------   --------
WEEKLY DEMAND NOTES, CONTINUED:
Texas (10.5%):
 $14,100     Capital Health Facilities
               Development Corp., Island on Lake
               Travis Ltd. Project, AMT, 4.25%,
               12/1/16, LOC: Credit Suisse*......   $ 14,100
   6,500     Lower Colorado River Authority,
               Texas Electricity Revenue, 4.15%,
               1/1/13, MBIA*.....................      6,500
  10,000     Panhandle Plains Higher Education
               Inc., Student Loan Revenue, Series
               A, 4.25%, 6/1/21, LOC: Sallie
               Mae*..............................     10,000
   8,400     Panhandle Plains Higher Education
               Inc., Student Loan Revenue, Series
               A, AMT, 4.25%, 6/1/23, LOC: Sallie
               Mae*..............................      8,400
  14,900     San Antonio Health Facilities
               Development Corp., Hospital
               Revenue, Warm Springs
               Rehabilitation Foundation, Series
               A, 4.30%, 6/1/08, LOC:
               NationsBank*......................     14,900
                                                    --------
                                                      53,900
                                                    --------
Utah (1.3%):
   6,600     Salt Lake City Airport Revenue, Sub-
               Series A, 4.20%, 6/1/98, LOC:
               Credit Suisse*....................      6,600
                                                    --------
Washington (2.6%):
   4,425     Pierce County, NN Baking Co., AMT,
               4.30%, 7/1/03, LOC: U.S. Bank of
               Washington*.......................      4,425
   6,600     Port Vancouver, United Grain Corp.,
               Series 84A, 4.35%, 12/1/09, LOC:
               Sumitomo Bank, Ltd.*..............      6,600
   2,500     State GO, Municipal Securities,
               Trust Receipts, 4.30%, 7/1/16*,
               LOC: Societe General..............      2,500
                                                    --------
                                                      13,525
                                                    --------
West Virginia (1.3%):
   2,300     Marion County Community Solid Waste
               Disposal Facility Revenue, Grant
               Town, AMT, 4.30%, 10/1/17, LOC:
               National Westminster*.............      2,300
   4,600     Marion County, Community Solid Waste
               Disposal Facility Revenue, Grant
               Town, 4.25%, 10/1/17, LOC:
               National Westminster*.............      4,600
                                                    --------
                                                       6,900
                                                    --------
   Total Weekly Demand Notes                         327,990
                                                    --------
Total (Amortized Cost--$524,569) (a)                $524,569
                                                    ========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

------------

Percentages indicated are based on net assets of $515,605.
(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1997.

AMBAC    Insured by AMBAC Indemnity Corp.
AMT      Alternative Minimum Tax Paper
BAN      Bond Anticipation Notes
FGIC     Insured by Financial Guaranty Insurance Corp.
FNMA     Insured by Federal National Mortgage Association
FSA      Insured by Financial Security Assurance
GO       General Obligation
IDR      Industrial Development Revenue
LOC      Letter of Credit
MBIA     Insured by Municipal Bond Insurance Association
PCR      Pollution Control Revenue

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                          AMORTIZED
 AMOUNT             SECURITY DESCRIPTION             COST
---------    -----------------------------------   ---------
ANTICIPATION NOTES (14.2%):
Ohio (14.2%):
 $   675     Butler County, BAN, 4.10%,
               3/20/98..........................    $   677
   2,000     Cleveland, 1996-A Cleveland Stadium
               Project, BAN, 4.50%, 10/15/97....      2,004
   1,000     Dublin City School District Notes,
               4.33%, 5/13/98...................      1,003
   2,090     Kent City Service Center, BAN,
               4.50%, 4/9/98....................      2,096
   2,175     Pickerington, Limited Tax GO, BAN,
               4.13%, 6/26/98...................      2,179
     750     Richland County, Clear Fork Valley
               Local School District, BAN,
               4.20%, 9/25/97...................        751
     600     Union County, Limited Tax GO, BAN,
               4.17%, 6/25/98...................        602
   1,500     University of Cincinnati, BAN,
               4.25%, 8/28/97...................      1,501
   1,500     University of Cincinnati, General
               Receipts, BAN, 4.25%, 3/19/98....      1,506
                                                    -------
   Total Anticipation Notes                          12,319
                                                    -------
DAILY DEMAND NOTES (12.5%):
Ohio (12.5%):
   1,300     Franklin County, Franciscan
               Sister-- St. Anthony Health
               System, 4.00%, 7/1/15, LOC:
               Chemical Bank*...................      1,300
     200     Paulding, Solid Waste, Lafarge
               Corp., 4.00%, 8/1/26, LOC: Royal
               Bank of Canada*..................        200
   4,000     State Air Quality Development
               Authority, Cincinnati Gas &
               Electric Co., 5.50%, 12/1/15,
               LOC: Union Bank of
               Switzerland*.....................      4,000
   4,000     State PCR, British Petroleum,
               4.05%, 5/1/22*...................      4,000
     900     Twinsburg, IDR, United Stationers
               Project, 4.40%, 12/1/11, LOC: PNC
               Bank*............................        900
     500     Water Development Authority, Series
               B, Mead Paper Co., 4.00%,
               11/1/15, LOC: Swiss Bank*........        500
                                                    -------
   Total Daily Demand Notes                          10,900
                                                    -------
MONTHLY DEMAND NOTES (6.7%):
Ohio (6.7%):
   5,800     Housing Finance Agency, Kenwood
               Retirement Project, 3.70%,
               12/1/15, LOC: Morgan Guaranty*...      5,800
                                                    -------
   Total Monthly Demand Notes                         5,800
                                                    -------
MUNICIPAL BONDS (1.2%):
Ohio (1.2%):
   1,000     Columbus, GO, 6.75%, 7/1/97........      1,000
                                                    -------
   Total Municipal Bonds                              1,000
                                                   --------

PRINCIPAL                                          AMORTIZED
 AMOUNT             SECURITY DESCRIPTION             COST
---------    -----------------------------------   --------
PUT BOND (4.6%):
Ohio (4.6%):
 $ 4,000     Housing Finance Agency, Series 1997
               A-2, AMT, 3.65%, 3/2/98, AIG:
               Guaranteed Investment Contract...    $ 4,000
                                                    -------
   Total Put Bond                                     4,000
                                                    -------
TAX FREE COMMERCIAL PAPER (4.6%):
Ohio (2.3%):
   1,000     Air Quality Development Authority,
               CEI Co., Series B, 3.80%,
               8/13/97, FGIC....................      1,000
   1,000     Water Development Authority, CEI
               Co., 3.70%, 7/15/97, FGIC........      1,000
                                                    -------
                                                      2,000
                                                    -------
Puerto Rico (2.3%):
   2,000     Government Development Bank, 3.75%,
               7/15/97..........................      2,000
                                                    -------
   Total Tax Free Commercial Paper                    4,000
                                                    -------
WEEKLY DEMAND NOTES (54.4%):
Ohio (54.4%):
   1,000     Butler County, Meadow Ridge
               Apartments, AMT, 4.15%, 11/15/30,
               FNMA Collateral Agreement*.......      1,000
   2,000     Butler County, Middletown Hospital
               Facilities, 4.15%, 11/1/17, LOC:
               Star Bank, N.A.*.................      2,000
     300     Cuyahoga County, IDR, Allen Group,
               Inc., 4.25%, 4/1/12, LOC:
               Dresdner Bank*...................        300
   1,600     Cuyahoga County, IDR, Allen Group,
               Inc., 4.10%, 12/1/15, LOC: Union
               Bank of Switzerland*.............      1,600
   3,200     Franklin County, Hospital Revenue,
               Holy Cross Health Systems, 4.15%,
               6/1/16, LIQ: Morgan Guaranty.....      3,200
   1,500     Franklin County, Hospital Revenue,
               Lutheran City, Inc. Project,
               4.15%, 5/1/15, LOC: National Bank
               of
               Detroit*.........................      1,500
   1,400     Franklin County, Inland Products,
               Inc., 4.40%, 6/1/04, LOC: PNC
               Bank*............................      1,400
   2,000     Franklin County, Ohio Multifamily
               Housing Revenue, Stonebridge
               Apartments, 4.40%, 6/1/27, LOC:
               Star Bank, N.A.*.................      2,000
   2,000     Geauga County, IDR, General Signal
               Corp., 4.30%, 4/1/04, LOC:
               Wachovia*........................      2,000
     400     Hamilton County, Economic
               Development Revenue, Cincinnati
               Performing Arts Center, 4.20%,
               6/15/05, LOC: Fifth Third
               Bank*............................        400

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                          AMORTIZED
 AMOUNT             SECURITY DESCRIPTION             COST
---------    -----------------------------------   ---------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $ 3,325     Hamilton County, Health Alliance of
               Cincinnati, Series B, 4.15%,
               1/1/18, MBIA*....................    $ 3,325
   2,000     Hamilton County, Hospital
               Facilities Revenue, Bethesda
               Hospital,
               4.00%, 2/15/24, LOC:
               Rabobank Nederland*..............      2,000
   1,500     Hamilton County, Hospital
               Facilities Revenue, Children's
               Hospital Medical Center, 4.15%,
               5/15/17, LOC: PNC Bank *.........      1,500
   3,000     Housing Finance Agency, Spring
               Valley Apartments, 4.25%,
               12/15/29, LOC: Key Bank*.........      3,000
     500     Montgomery County, Sisters of
               Charity Health Care, 4.15%,
               5/15/25, LIQ: Toronto
               Dominion*........................        500
   2,295     Ohio State University, General
               Receipts, Series B, 4.15%,
               12/1/06*.........................      2,295
   1,000     Ross County, Ohio Hospital
               Facilities, Medical Center
               Project, 4.15%, 12/1/20, LOC:
               Fifth Third*.....................      1,000
   1,000     State Air Quality Development
               Authority, JMG Funding Ltd.
               Partnership, AMT, 4.20%, 4/1/29,
               LOC: Societe Generale*...........      1,000
   2,300     State Air Quality Development
               Authority, JMG Funding Ltd.
               Partnership, Series A, AMT,
               4.20%, 4/1/28, LOC: Societe
               Generale*........................      2,300
PRINCIPAL                                          AMORTIZED
 AMOUNT             SECURITY DESCRIPTION             COST
---------    -----------------------------------   --------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $ 3,000     State Air Quality Development
               Revenue Bond, Timken Co. Project,
               AMT, 4.15%, 6/1/01, LOC: Credit
               Suisse*..........................    $ 3,000
     950     State Higher Educational
               Facilities, Mount Union College,
               4.15%, 9/1/20, LOC: National Bank
               of Detroit*......................        950
   3,000     State Higher Educational
               Facilities, Oberlin College,
               4.00%, 10/1/15, SBPA: Morgan
               Guaranty*........................      3,000
   2,000     Student Loan Funding Corp., 4.15%,
               12/29/98, LOC: Bank of
               America*.........................      2,000
   2,000     Student Loan Funding Corp., 4.30%,
               1/1/07, LOC: National
               Westminister Bank*...............      2,000
   2,000     Water Development Authority, Timken
               Co. Project, 4.15%, 6/1/01, LOC:
               Credit Suisse*...................      2,000
   2,100     Wooster, IDR, Allen Group, Inc.,
               4.40%, 12/1/10, LOC: Union Bank
               of Switzerland*..................      2,100
                                                   --------
   Total Weekly Demand Notes                         47,370
                                                   --------
Total (Amortized Cost--$85,389) (a)                $ 85,389
                                                   ========

------------

Percentages indicated are based on net assets of $86,921.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1997.

AMT     Alternative Minimum Tax Paper
BAN     Bond Anticipated Notes
FGIC    Insured by Financial Guaranty Insurance Corp.
FNMA    Insured by Federal National Mortgage Association
GO      General Obligation
IDR     Industrial Development Revenue
LIQ     Liquidity Agreement
LOC     Letter of Credit
MBIA    Insured by Municipal Bond Insurance Association
PCR     Pollution Control Revenue
SBPA    Standby Bond Purchase Agreement

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1997

                                                     (Amounts in Thousands, except per share amounts)
                                                   U.S.
                                                 TREASURY                                          OHIO
                                                SECURITIES                      MUNICIPAL       MUNICIPAL
                                               MONEY MARKET    PRIME MONEY     MONEY MARKET    MONEY MARKET
                                                   FUND        MARKET FUND         FUND            FUND
                                               ------------     ----------     ------------    ------------
ASSETS:
Investments, at amortized cost..............    $  593,499      $2,743,172       $524,569        $ 85,389
Repurchase agreements, at cost..............     2,185,989         119,096             --              --
                                                ----------      ----------       --------        --------
Total.......................................     2,779,488       2,862,268        524,569          85,389
Cash........................................            --              --          1,513           1,323
Interest receivable.........................         5,867           9,048          3,715             499
Receivable for shares issued................            --          39,508             --              --
Prepaid expenses and other assets...........           813             401             83               1
                                                ----------      ----------       --------        --------
TOTAL ASSETS................................     2,786,168       2,911,225        529,880          87,212
                                                ----------      ----------       --------        --------
LIABILITIES:
Dividends payable...........................        11,437          12,944          1,482             239
Payable to brokers for investments
  purchased.................................            --              --         12,581              --
Accrued expenses and other payables:
     Investment advisory fees...............           554             698            110              18
     Administration fees....................           367             374             72               8
     12b-1 fees.............................           108              67              9               7
     Accounting and transfer agent fees.....            --               3             --               5
     Other..................................           113             107             21              14
                                                ----------      ----------       --------        --------
TOTAL LIABILITIES...........................        12,579          14,193         14,275             291
                                                ----------      ----------       --------        --------
NET ASSETS:
Capital.....................................     2,773,395       2,897,025        515,748          87,012
Undistributed (distributions in excess of)
  net investment income.....................            43               7           (130)            (75)
Accumulated undistributed net realized gains
  (losses) from investment transactions.....           151              --            (13)            (16)
                                                ----------      ----------       --------        --------
NET ASSETS..................................    $2,773,589      $2,897,032       $515,605        $ 86,921
                                                ==========      ==========       ========        ========
Net Assets
     Fiduciary..............................    $2,243,376      $2,563,768       $467,420        $ 56,442
     Class A................................       530,164         332,646         48,185          30,479
     Class B................................            49             618             --              --
                                                ----------      ----------       --------        --------
Total.......................................    $2,773,589      $2,897,032       $515,605        $ 86,921
                                                ==========      ==========       ========        ========
Outstanding units of beneficial interest
     Fiduciary..............................     2,243,208       2,563,763        467,546          56,481
     Class A................................       530,136         332,643         48,200          30,506
     Class B................................            49             619             --              --
                                                ----------      ----------       --------        --------
Total.......................................     2,773,393       2,897,025        515,746          86,987
                                                ==========      ==========       ========        ========
Net asset value--offering and redemption
  price per share (Fiduciary, Class A and
  Class B shares)...........................         $1.00           $1.00          $1.00           $1.00
                                                     =====           =====          =====           =====

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED JUNE 30, 1997

                                                                  (Amounts in Thousands)
                                                   U.S.
                                                 TREASURY                                          OHIO
                                                SECURITIES                      MUNICIPAL       MUNICIPAL
                                               MONEY MARKET    PRIME MONEY     MONEY MARKET    MONEY MARKET
                                                   FUND        MARKET FUND         FUND            FUND
                                               ------------    ------------    ------------    ------------
INVESTMENT INCOME:
Interest income.............................     $133,807        $154,583        $ 18,652         $3,112
Dividend income.............................           --              --             168             67
Income from securities lending..............          204               9              --             --
                                                 --------        --------        --------         ------
TOTAL INCOME................................      134,011         154,592          18,820          3,179
                                                 --------        --------        --------         ------
EXPENSES:
Investment advisory fees....................        8,665           9,724           1,836            268
Administration fees.........................        4,093           4,594             867            148
12b-1 fees (Class A)........................        1,191           1,178             148            128
12b-1 fees (Class B)........................           --               2              --             --
Custodian and accounting fees...............          192             177              16             14
Legal and audit fees........................           93             106              18              4
Organization costs..........................           --              --              --              1
Trustees' fees and expenses.................           26              29               5              1
Transfer agent fees.........................          470             266               7             20
Registration and filing fees................          384             438             114             14
Printing costs..............................          132             146              29              5
Other.......................................           70              81               4              1
                                                 --------        --------        --------         ------
Total expense before waivers................       15,316          16,741           3,044            604
Less waivers................................       (3,135)         (2,504)           (681)          (152)
                                                 --------        --------        --------         ------
NET EXPENSES................................       12,181          14,237           2,363            452
                                                 --------        --------        --------         ------
Net Investment Income.......................      121,830         140,355          16,457          2,727
                                                 --------        --------        --------         ------
REALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS:
Net realized gains (losses) from investment
  transactions..............................          190              27             (10)           (15)
                                                 --------        --------        --------         ------
Net increase in net assets resulting from
  operations................................     $122,020        $140,382        $ 16,447         $2,712
                                                 ========        ========        ========         ======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                (Amounts in Thousands)
                            U.S. TREASURY
                          SECURITIES MONEY               PRIME MONEY               MUNICIPAL MONEY         OHIO MUNICIPAL MONEY
                             MARKET FUND                 MARKET FUND                 MARKET FUND                MARKET FUND
                      -------------------------   -------------------------   -------------------------   -----------------------

                      YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                       JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,     JUNE 30,
                         1997          1996          1997          1996          1997          1996          1997         1996
                      -----------   -----------   -----------   -----------   -----------   -----------   ----------   ----------
FROM INVESTMENT
 ACTIVITIES:
OPERATIONS:
   Net investment
     income.........  $  121,830    $   80,358    $  140,355    $  130,413    $   16,457    $   19,034    $   2,727    $   2,941
   Net realized
     gains (losses)
     from investment
     transactions...         190            (9)           27             9           (10)           (4)         (15)          --
                      ----------    ----------    ----------    ----------    ----------    ----------    ---------    ---------
Change in net assets
 resulting from
 operations.........     122,020        80,349       140,382       130,422        16,447        19,030        2,712        2,941
                      ----------    ----------    ----------    ----------    ----------    ----------    ---------    ---------
DISTRIBUTIONS TO
 FIDUCIARY
 SHAREHOLDERS:
   From net
     investment
     income.........    (105,790)      (75,330)     (124,100)     (116,410)      (15,228)      (17,075)      (1,662)      (1,588)
   In excess of net
     investment
     income.........          --            --            --            --            --            --           --          (22)
   From net realized
     gains from
     investment
     transactions...          (5)           --            --            --            --            (4)          --           --
DISTRIBUTIONS TO
 CLASS A
 SHAREHOLDERS:
   From net
     investment
     income.........     (16,039)       (5,012)      (16,246)      (13,976)       (1,229)       (1,947)      (1,065)      (1,353)
   In excess of net
     investment
     income.........          --            --            --            --            --            --           --          (19)
DISTRIBUTIONS TO
 CLASS B
 SHAREHOLDERS:
   From net
     investment
     income.........          (1)           --            (9)           --            --            --           --           --
                      ----------    ----------    ----------    ----------    ----------    ----------    ---------    ---------
Change in net assets
 from shareholder
 distributions......    (121,835)      (80,342)     (140,355)     (130,386)      (16,457)      (19,026)      (2,727)      (2,982)
                      ----------    ----------    ----------    ----------    ----------    ----------    ---------    ---------
CAPITAL
 TRANSACTIONS:
   Proceeds from
     shares
     issued.........   6,413,072     4,000,794     6,677,852     5,382,651     1,311,970     1,409,174      359,395      337,815
   Proceeds from
     shares issued
     in connection
     with
     acquisition....          --       356,742            --            --            --            --           --           --
   Dividends
     reinvested.....       9,274         4,792        16,726        14,099         1,285         1,889        1,067        1,337
   Cost of shares
     redeemed.......  (5,604,396)   (3,683,695)   (6,299,509)   (5,062,234)   (1,308,167)   (1,394,801)    (370,573)    (329,660)
                      ----------    ----------    ----------    ----------    ----------    ----------    ---------    ---------
Change in net assets
 from share
 transactions.......     817,950       678,633       395,069       334,516         5,088        16,262      (10,111)       9,492
                      ----------    ----------    ----------    ----------    ----------    ----------    ---------    ---------
Change in Net
 Assets.............     818,135       678,640       395,096       334,552         5,078        16,266      (10,126)       9,451
NET ASSETS:
   Beginning of
     period.........   1,955,454     1,276,814     2,501,936     2,167,384       510,527       494,261       97,047       87,596
                      ----------    ----------    ----------    ----------    ----------    ----------    ---------    ---------
   End of period....  $2,773,589    $1,955,454    $2,897,032    $2,501,936    $  515,605    $  510,527    $  86,921    $  97,047
                      ==========     =========    ==========    ==========    ==========    ==========    =========    =========
SHARE TRANSACTIONS:
   Issued...........   6,413,072     4,000,794     6,677,852     5,382,651     1,311,970     1,409,174      359,395      337,815
   Issued in
     connection with
     acquisition....          --       356,742            --            --            --            --           --           --
   Reinvested.......       9,274         4,792        16,726        14,099         1,285         1,889        1,067        1,337
   Redeemed.........  (5,604,396)   (3,683,695)   (6,299,509)   (5,062,234)   (1,308,167)   (1,394,801)    (370,573)    (329,660)
                      ==========     =========    ==========    ==========    ==========    ==========     ========     ========
Change in shares....     817,950       678,633       395,069       334,516         5,088        16,262      (10,111)       9,492
                      ==========     =========    ==========    ==========    ==========    ==========     ========     ========
Undistributed
 (distributions in
 excess of) net
 investment income
 included in net
 assets:
   End of Period....  $       43    $       43             7    $        7    $     (130)   $     (127)   $     (75)   $     (51)
                      ==========    ==========    ==========    ==========    ==========    ==========    =========    =========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1997

1. ORGANIZATION:

   The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund, the Municipal Money Market Fund, and the Ohio Municipal Money Market Fund (individually, a "Fund"; collectively, the "Funds") only. Each Fund is a diversified mutual fund, except the Ohio Municipal Money Market Fund which is non-diversified.

   The Trust entered into an Agreement and Plan of Reorganization (the "Agreement") with the Paragon Portfolio ("Paragon"), a Massachusetts business trust. Pursuant to the Agreement all of the assets and liabilities of each Paragon Fund transferred to a fund of The One Group in exchange for shares of the corresponding fund of The One Group. Changes in net assets and financial highlights for periods prior to the reorganization, March 25, 1996, are presented for the funds of The One Group only.

   The Funds' investment objectives are as follows:

                         FUND                                            OBJECTIVE
      -------------------------------------------     ------------------------------------------------
      U.S. Treasury Securities Money Market Fund      Current income with liquidity and stability of
                                                       principal.

      Prime Money Market Fund                         Current income with liquidity and stability of
                                                       principal.

      Municipal Money Market Fund                     As high a level of current interest income
                                                       exempt from Federal income taxes as is
                                                       consistent with the preservation of capital and
                                                       stability of principal.

      Ohio Municipal Money Market Fund                As high a level of current interest income
                                                       exempt from Federal income taxes and Ohio
                                                       personal income tax as is consistent with the
                                                       preservation of capital and stability of
                                                       principal.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

       SECURITY VALUATION

   Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

       REPURCHASE AGREEMENTS

       The Funds may invest in repurchase agreements with institutions that Banc One Investment Advisors Corporation (the "Advisor") has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

   custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

       SECURITY TRANSACTIONS AND RELATED INCOME

   Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

       SECURITIES LENDING

   To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of June 30, 1997, the following Fund had securities with the following amortized cost on loan (amount in thousands):

                                                                            AMORTIZED COST
                                                                               OF LOANED
                                                                              SECURITIES
                                                                            ---------------
            U.S. Treasury Securities Money Market Fund...................      $307,101

       The loaned securities were fully collateralized by cash and U.S. Government securities as of June 30, 1997.

       EXPENSES

       Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

       DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends from net investment income are declared daily and paid monthly. Net income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

       dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

       Net investment income and net capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax differences, if any, have been reclassified among the components of net assets.

       FEDERAL INCOME TAXES

       Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more. The Trust is registered to offer forty series and five classes of shares: Fiduciary, Class A, Class B, Class C and Service. Currently, the Trust consists of thirty three active funds and not all funds can offer all classes of shares. During the year ended June 30, 1995, Service Shares transferred to Class A Shares. As of June 30, 1997 there were no shareholders in Class C or the Service Class of the Funds. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the fiscal years ending June 30, 1997 and 1996:

                                                                                (Amounts in Thousands)
                                                                U.S. TREASURY SECURITIES            PRIME MONEY
                                                                   MONEY MARKET FUND                MARKET FUND
                                                               --------------------------    --------------------------
                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                                                  1997           1996           1997           1996
                                                               -----------    -----------    -----------    -----------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued...............................   $4,920,570     $ 3,573,870    $4,681,923     $ 4,119,886
  Proceeds from shares issued in connection with
    acquisition.............................................           --         333,798            --              --
  Dividends reinvested......................................          521             345         1,986           1,683
  Cost of shares redeemed...................................   (4,522,461)     (3,241,505)   (4,306,729)     (3,900,430)
                                                               ----------     -----------    ----------     -----------
  Change in net assets from Fiduciary share transactions....      398,630         666,508       377,180         221,139
                                                               ==========     ===========    ==========     ===========
CLASS A SHARES:
  Proceeds from shares issued...............................   $1,492,429     $   426,924    $1,994,727     $ 1,262,765
  Proceeds from shares issued in connection with
    acquisition.............................................           --          22,944            --              --
  Dividends reinvested......................................        8,752           4,447        14,734          12,416
  Cost of shares redeemed...................................   (1,081,910)       (442,190)   (1,992,191)     (1,161,804)
                                                               ----------     -----------    ----------     -----------
  Change in net assets from Class A share transactions......   $  419,271     $    12,125    $   17,270     $   113,377
                                                               ==========     ===========    ==========     ===========
CLASS B SHARES:
  Proceeds from shares issued...............................   $       73                    $    1,202
  Dividends reinvested......................................            1                             6
  Cost of shares redeemed...................................          (25)                         (589)
                                                               ----------                    ----------
  Change in net assets from Class B share transactions......   $       49                    $      619
                                                               ==========                    ==========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

                                                                                (Amounts in Thousands)
                                                                U.S. TREASURY SECURITIES            PRIME MONEY
                                                                   MONEY MARKET FUND                MARKET FUND
                                                               --------------------------    --------------------------
                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                                                  1997           1996           1997           1996
                                                               -----------    -----------    -----------    -----------
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued....................................................    4,920,570       3,573,870     4,681,923       4,119,886
  Issued in connection with acquisition.....................           --         333,798            --              --
  Reinvested................................................          521             345         1,986           1,683
  Redeemed..................................................   (4,522,461)     (3,241,505)   (4,306,729)     (3,900,430)
                                                               ----------     -----------    ----------     -----------
  Change in Fiduciary Shares................................      398,630         666,508       377,180         221,139
                                                               ==========     ===========    ==========     ===========
CLASS A SHARES:
  Issued....................................................    1,492,429         426,924     1,994,727       1,262,765
  Issued in connection with acquisition.....................           --          22,944            --              --
  Reinvested................................................        8,752           4,447        14,734          12,416
  Redeemed..................................................   (1,081,910)       (442,190)   (1,992,191)     (1,161,804)
                                                               ----------     -----------    ----------     -----------
  Change in Class A Shares..................................      419,271          12,125        17,270         113,377
                                                               ==========     ===========    ==========     ===========
CLASS B SHARES:
  Issued....................................................           73                         1,202
  Reinvested................................................            1                             6
  Redeemed..................................................          (25)                         (589)
                                                               ----------                    ----------
  Change in Class B Shares..................................           49                           619
                                                               ==========                    ==========

                                                                 MUNICIPAL MONEY MARKET         OHIO MUNICIPAL MONEY
                                                                          FUND                      MARKET FUND
                                                               --------------------------    --------------------------
                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                                                  1997           1996           1997           1996
                                                               -----------    -----------    -----------    -----------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued...............................   $1,104,184     $ 1,109,221    $  178,921     $   165,403
  Dividends reinvested......................................          138             114            87              62
  Cost of shares redeemed...................................   (1,096,700)     (1,087,267)     (178,473)       (161,325)
                                                               ----------     -----------    ----------     -----------
  Change in net assets from Fiduciary share transactions....   $    7,622     $    22,068    $      535     $     4,140
                                                               ==========     ===========    ==========     ===========
CLASS A SHARES:
  Proceeds from shares issued...............................   $  207,786     $   299,953    $  180,474     $   172,412
  Dividends reinvested......................................        1,147           1,775           980           1,275
  Cost of shares redeemed...................................     (211,467)       (307,534)     (192,100)       (168,335)
                                                               ----------     -----------    ----------     -----------
  Change in net assets from Class A share transactions......   $   (2,534)    $    (5,806)   $  (10,646)    $     5,352
                                                               ==========     ===========    ==========     ===========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued....................................................    1,104,184       1,109,221       178,921         165,403
  Reinvested................................................          138             114            87              62
  Redeemed..................................................   (1,096,700)     (1,087,267)     (178,473)       (161,325)
                                                               ----------     -----------    ----------     -----------
  Change in Fiduciary Shares................................        7,622          22,068           535           4,140
                                                               ==========     ===========    ==========     ===========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

                                                                 MUNICIPAL MONEY MARKET         OHIO MUNICIPAL MONEY
                                                                          FUND                      MARKET FUND
                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                                                  1997           1996           1997           1996
                                                               -----------    -----------    -----------    -----------
CLASS A SHARES:
  Issued....................................................      207,786         299,953       180,474         172,412
  Reinvested................................................        1,147           1,775           980           1,275
  Redeemed..................................................     (211,467)       (307,534)     (192,100)       (168,335)
                                                               ----------     -----------    ----------     -----------
  Change in Class A Shares..................................       (2,534)         (5,806)      (10,646)          5,352
                                                               ==========     ===========    ==========     ===========

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor, are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.35% of the average daily net assets of the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund and the Municipal Money Market Fund and 0.30% of the average daily net assets of the Ohio Municipal Money Market Fund.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on each Fund's average daily net assets on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund (the "Investor Funds") and the Treasury Only Money Market Fund and the Government Money Market Fund--the "Institutional Money Market Funds"); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% on Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Advisor also serves as Sub-Administrator to each Fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A Shares, Class B Shares and Service Class Shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plan, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds, 1.00% of the average daily net assets of Class B and C 0.75% of the average daily net assets of the Service Class Shares of each of the Funds. The Distributor has voluntarily agreed to limit payments under the Plan to 0.25% of average daily net assets of the Class A Shares of each Fund and 0.55% of average daily net assets of the Service Class Shares of each Fund. Up to 0.25% of the fees payable under the Plan may be used as compensation of shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plan may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

   The Advisor, Administrator and the Distributor voluntarily agreed to waive a portion of their fees and to reimburse the Funds for certain expenses. For the year ended June 30, 1997, fees in the following amounts were waived from the Funds (amounts in thousands):

                                                                  INVESTMENT                        12B-1 FEES
                                                                 ADVISORY FEES    ADMINISTRATION      WAIVED
                                                                    WAIVED         FEES WAIVED       CLASS A
                                                                 -------------    --------------    ----------
   U.S. Treasury Securities Money Market Fund.................      $ 2,743            $ 52            $340
   Prime Money Market Fund....................................        1,899             269             336
   Municipal Money Market Fund................................          594              45              42
   Ohio Municipal Money Market Fund...........................           36              79              37

5. CONCENTRATION OF CREDIT RISK:

   The Ohio Municipal Money Market Fund invests primarily in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to economic and political factors adversely affecting issuers of Ohio's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

6. REORGANIZATION:

   The Trust entered an Agreement and Plan of Reorganization with Paragon pursuant to which all of the assets and liabilities of each Paragon Fund transferred to a fund of The One Group in exchange for shares of the corresponding fund of The One Group. The Paragon Treasury Money Market Fund transferred its assets and liabilities to the U.S. Treasury Securities Money Market Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on March 25, 1996 following approval by shareholders of the Paragon Portfolio at a special shareholder meeting. The following is a summary of shares outstanding, net assets and net asset value per share immediately before and after the reorganization:

                                                     BEFORE REORGANIZATION
                                                  ----------------------------    REORGANIZATION
                                                                      U.S.        --------------
                                                    PARAGON         TREASURY      U.S. TREASURY
                                                    TREASURY       SECURITIES       SECURITIES
                                                  MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                      FUND            FUND             FUND
                                                  ------------    ------------    --------------
            Shares (000).......................      356,742        1,735,489        2,092,231
            Net Assets (000)...................     $356,742       $1,735,505       $2,092,247
            Net Asset Value:
                 Fiduciary.....................                    $     1.00       $     1.00
                 Class A.......................     $   1.00       $     1.00       $     1.00

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

7. FEDERAL TAX INFORMATION (UNAUDITED):

   At June 30, 1997, the following Funds had capital loss carryforwards which are available to offset future capital gains, if any (amounts in thousands):

                                                                                    OHIO
                                                                   MUNICIPAL      MUNICIPAL
                                                                     MONEY          MONEY
                                                                  MARKET FUND    MARKET FUND
                                                                  -----------    -----------
            Expiring in 2003...................................       $--            $--(b)
            Expiring in 2004...................................         3             --(b)
            Expiring in 2005...................................        10              8

   Capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. The Ohio Municipal Money Market Fund incurred and will elect to defer such capital losses in the amount of approximately $7,000.

   Distributions declared from tax-exempt income during the fiscal year ended June 30, 1997 are as follows (amounts in thousands):

            Municipal Money Market Fund.......................................   $16,231
            Ohio Municipal Money Market Fund..................................   $ 2,741

(b) Amounts less than $1,000.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                          --------------------------------------------------------------
                                                                                    FIDUCIARY
                                                          --------------------------------------------------------------
                                                                                YEARS ENDED JUNE 30,
                                                          --------------------------------------------------------------

                                                             1997          1996          1995         1994        1993
                                                          ----------    ----------    ----------    --------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD..................................   $    1.000    $    1.000    $    1.000    $  1.000    $  1.000
                                                          ----------    ----------    ----------    --------    --------
Investment Activities
  Net investment income................................        0.050         0.052         0.050       0.030       0.029
                                                          ----------    ----------    ----------    --------    --------
Less: Distributions
  Net investment income................................       (0.050)(a)    (0.052)       (0.050)     (0.030)     (0.029)
                                                          ----------    ----------    ----------    --------    --------
NET ASSET VALUE,
  END OF PERIOD........................................   $    1.000    $    1.000    $    1.000    $  1.000    $  1.000
                                                          ==========    ==========    ==========    ========    ========
Total Return...........................................         5.07%         5.34%         5.07%       3.01%       2.89%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....................   $2,243,376    $1,844,590    $1,178,091    $969,326    $492,862
  Ratio of expenses to average net assets..............         0.46%         0.42%         0.41%       0.40%       0.45%
  Ratio of net investment income to average net
    assets.............................................         4.95%         5.17%         4.96%       3.02%       2.85%
  Ratio of expenses to average net assets*.............         0.57%         0.56%         0.59%       0.58%       0.67%
  Ratio of net investment income to average net
    assets*............................................         4.84%         5.03%         4.78%       2.84%       2.63%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Includes $.000002 short term capital gain.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                                 -----------------------------------------------------
                                                                                         CLASS A
                                                                 -----------------------------------------------------
                                                                                   YEARS ENDED JUNE 30,
                                                                 -----------------------------------------------------

                                                                   1997        1996       1995       1994       1993
                                                                 --------    --------    -------    -------    -------
NET ASSET VALUE,
  BEGINNING OF PERIOD.........................................   $  1.000    $  1.000    $ 1.000    $ 1.000    $ 1.000
                                                                 --------    --------    -------    -------    -------
Investment Activities
  Net investment income.......................................      0.047       0.050      0.047      0.027      0.026
                                                                 --------    --------    -------    -------    -------
Less: Distributions
  Net investment income.......................................     (0.047)(a)   (0.050)   (0.047)    (0.027)    (0.026)
                                                                 --------    --------    -------    -------    -------
NET ASSET VALUE,
  END OF PERIOD...............................................   $  1.000    $  1.000    $ 1.000    $ 1.000    $ 1.000
                                                                 ========    ========    =======    =======    =======
Total Return..................................................       4.81%       5.08%      4.81%      2.76%      2.63%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...........................   $530,164    $110,864    $98,723    $53,423    $30,759
  Ratio of expenses to average net assets.....................       0.72%       0.67%      0.66%      0.63%      0.65%
  Ratio of net investment income to average net assets........       4.71%       4.92%      4.71%      2.81%      2.52%
  Ratio of expenses to average net assets*....................       0.93%       0.91%      0.94%      0.87%      1.02%
  Ratio of net investment income to average net assets*.......       4.50%       4.68%      4.43%      2.57%      2.15%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Includes $.000002 short term capital gain.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                          U.S. TREASURY SECURITIES
                                                                                             MONEY MARKET FUND
                                                                                          ------------------------
                                                                                                  CLASS B
                                                                                          ------------------------

                                                                                                NOVEMBER 21,
                                                                                                  1996 TO
                                                                                                  JUNE 30,
                                                                                                  1997(a)
                                                                                          -----------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD..................................................................            $1.000
                                                                                                   ------
Investment Activities
  Net investment income................................................................             0.024
                                                                                                   ------
Less: Distributions
  Net investment income................................................................            (0.024)(b)
                                                                                                   ------
NET ASSET VALUE,
  END OF PERIOD........................................................................            $1.000
                                                                                          =======================
Total Return...........................................................................              2.44%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....................................................            $   49
  Ratio of expenses to average net assets..............................................              1.48%(d)
  Ratio of net investment income to average net assets.................................              3.97%(d)
  Ratio of expenses to average net assets*.............................................              1.59%(d)
  Ratio of net investment income to average net assets*................................              3.86%(d)

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Includes $.000002 short term capital gain.
(c) Not annualized.
(d) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                            PRIME MONEY MARKET FUND
                                                        ----------------------------------------------------------------
                                                                                     FIDUCIARY
                                                        ----------------------------------------------------------------
                                                                                YEARS ENDED JUNE 30,
                                                        ----------------------------------------------------------------

                                                           1997          1996          1995          1994         1993
                                                        ----------    ----------    ----------    ----------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD................................   $    1.000    $    1.000    $    1.000    $    1.000    $  1.000
                                                        ----------    ----------    ----------    ----------    --------
Investment Activities
  Net investment income..............................        0.051         0.054         0.052         0.031       0.030
                                                        ----------    ----------    ----------    ----------    --------
Less: Distributions
  Net investment income..............................       (0.051)       (0.054)       (0.052)       (0.031)     (0.030)
                                                        ----------    ----------    ----------    ----------    --------
NET ASSET VALUE,
  END OF PERIOD......................................   $    1.000    $    1.000    $    1.000    $    1.000    $  1.000
                                                        ==========    ==========    ==========    ==========    ========
Total Return.........................................         5.20%         5.49%         5.34%         3.19%       3.09%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..................   $2,563,768    $2,186,562    $1,965,416    $1,600,876    $979,275
  Ratio of expenses to average net assets............         0.48%         0.44%         0.41%         0.40%       0.44%
  Ratio of net investment income to average net
    assets...........................................         5.08%         5.34%         5.27%         3.18%       3.05%
  Ratio of expenses to average net assets*...........         0.56%         0.55%         0.57%         0.59%       0.62%
  Ratio of net investment income to average net
    assets*..........................................         5.00%         5.23%         5.12%         2.99%       2.87%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                               PRIME MONEY MARKET FUND
                                                                ------------------------------------------------------
                                                                                        CLASS A
                                                                ------------------------------------------------------
                                                                                   YEARS ENDED JUNE 30,
                                                                ------------------------------------------------------

                                                                  1997        1996        1995       1994       1993
                                                                --------    --------    --------    -------    -------
NET ASSET VALUE,
  BEGINNING OF PERIOD........................................   $  1.000    $  1.000    $  1.000    $ 1.000    $ 1.000
                                                                --------    --------    --------    -------    -------
Investment Activities
  Net investment income......................................      0.048       0.051       0.050      0.027      0.030
                                                                --------    --------    --------    -------    -------
Less: Distributions
  Net investment income......................................     (0.048)     (0.051)     (0.050)    (0.027)    (0.030)
                                                                --------    --------    --------    -------    -------
NET ASSET VALUE,
  END OF PERIOD..............................................   $  1.000    $  1.000    $  1.000    $ 1.000    $ 1.000
                                                                ========    ========    ========    =======    =======
Total Return.................................................       4.94%       5.22%       5.08%      2.93%      2.83%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..........................   $332,646    $315,374    $201,968    $74,759    $61,106
  Ratio of expenses to average net assets....................       0.73%       0.69%       0.67%      0.65%      0.65%
  Ratio of net investment income to average net assets.......       4.83%       5.09%       5.02%      2.92%      2.67%
  Ratio of expenses to average net assets*...................       0.91%       0.90%       0.92%      0.90%      0.99%
  Ratio of net investment income to average net assets*......       4.65%       4.88%       4.77%      2.67%      2.33%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                        PRIME MONEY MARKET FUND
                                                                                        -----------------------
                                                                                                CLASS B
                                                                                        -----------------------

                                                                                             NOVEMBER 21,
                                                                                                1996 TO
                                                                                               JUNE 30,
                                                                                                1997(a)
                                                                                             ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD................................................................           $ 1.000
                                                                                                -------
Investment Activities
  Net investment income..............................................................             0.026
                                                                                                -------
Less: Distributions
  Net investment income..............................................................           (0.026)
                                                                                                -------
NET ASSET VALUE,
  END OF PERIOD......................................................................           $ 1.000
                                                                                             ============
Total Return.........................................................................              2.63%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..................................................           $   618
  Ratio of expenses to average net assets............................................              1.51%(c)
  Ratio of net investment income to average net assets...............................              4.16%(c)
  Ratio of expenses to average net assets*...........................................              1.59%(c)
  Ratio of net investment income to average net assets*..............................              4.08%(c)

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                            MUNICIPAL MONEY MARKET FUND
                                                              --------------------------------------------------------
                                                                                      FIDUCIARY
                                                              --------------------------------------------------------
                                                                                 YEARS ENDED JUNE 30,
                                                              --------------------------------------------------------

                                                                1997        1996        1995        1994        1993
                                                              --------    --------    --------    --------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD......................................   $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                                              --------    --------    --------    --------    --------
Investment Activities
  Net investment income....................................      0.031       0.033       0.032       0.021       0.021
                                                              --------    --------    --------    --------    --------
Less: Distributions
  Net investment income....................................     (0.031)     (0.033)     (0.032)     (0.021)     (0.021)
                                                              --------    --------    --------    --------    --------
NET ASSET VALUE,
  END OF PERIOD............................................   $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                                              ========    ========    ========    ========    ========
Total Return...............................................       3.19%       3.34%       3.28%       2.16%       2.15%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........................   $467,420    $459,807    $437,743    $352,702    $175,277
  Ratio of expenses to average net assets..................       0.43%       0.41%       0.41%       0.40%       0.46%
  Ratio of net investment income to average net assets.....       3.16%       3.29%       3.26%       2.13%       2.12%
  Ratio of expenses to average net assets*.................       0.55%       0.59%       0.59%       0.60%       0.66%
  Ratio of net investment income to average net assets*....       3.04%       3.11%       3.08%       1.93%       1.92%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                               MUNICIPAL MONEY MARKET FUND
                                                                   ---------------------------------------------------
                                                                                          CLASS A
                                                                   ---------------------------------------------------
                                                                                    YEARS ENDED JUNE 30,
                                                                   ---------------------------------------------------

                                                                    1997       1996       1995       1994       1993
                                                                   -------    -------    -------    -------    -------
NET ASSET VALUE,
  BEGINNING OF PERIOD...........................................   $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
                                                                   -------    -------    -------    -------    -------
Investment Activities
  Net investment income.........................................     0.029      0.030      0.030      0.021      0.019
                                                                   -------    -------    -------    -------    -------
Less: Distributions
  Net investment income.........................................    (0.029)    (0.030)    (0.030)    (0.021)    (0.019)
                                                                   -------    -------    -------    -------    -------
NET ASSET VALUE,
  END OF PERIOD.................................................   $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
                                                                   =======    =======    =======    =======    =======
Total Return....................................................      2.97%      3.08%      3.02%      1.96%      1.89%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).............................   $48,185    $50,720    $56,518    $41,595    $18,932
  Ratio of expenses to average net assets.......................      0.68%      0.66%      0.66%      0.65%      0.66%
  Ratio of net investment income to average net assets..........      2.91%      3.04%      3.01%      1.92%      1.82%
  Ratio of expenses to average net assets*......................      0.90%      0.94%      0.94%      0.91%      1.01%
  Ratio of net investment income to average net assets*.........      2.69%      2.76%      2.73%      1.66%      1.47%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                            OHIO MUNICIPAL MONEY MARKET FUND
                                                                  ----------------------------------------------------
                                                                                       FIDUCIARY
                                                                  ----------------------------------------------------
                                                                                                              JUNE 9,
                                                                            YEARS ENDED JUNE 30,              1993 TO
                                                                  ----------------------------------------    JUNE 30,
                                                                   1997       1996       1995       1994      1993(a)
                                                                  -------    -------    -------    -------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD..........................................   $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
                                                                  -------    -------    -------    -------    -------
Investment Activities
  Net investment income........................................     0.032      0.033      0.032      0.022      0.013
                                                                  -------    -------    -------    -------    -------
Less: Distributions
  Net investment income........................................    (0.032)    (0.032)    (0.032)    (0.022)    (0.013)
  In excess of net investment income...........................        --     (0.001)        --         --         --
                                                                  -------    -------    -------    -------    -------
    Total Distributions........................................    (0.032)    (0.033)    (0.032)    (0.022)    (0.013)
                                                                  -------    -------    -------    -------    -------
NET ASSET VALUE,
  END OF PERIOD................................................   $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
                                                                  =======    =======    =======    =======    =======
Total Return...................................................      3.22%      3.34%      3.20%      2.25%      2.14% (b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)............................   $56,442    $55,915    $51,806    $55,375    $ 3,500
  Ratio of expenses to average net assets......................      0.40%      0.41%      0.41%      0.34%      0.08% (b)
  Ratio of net investment income to average net assets.........      3.17%      3.19%      3.13%      2.29%      2.07% (b)
  Ratio of expenses to average net assets*.....................      0.53%      0.71%      0.60%      0.57%      0.51% (b)
  Ratio of net investment income to average net assets*........      3.04%      2.89%      2.94%      2.06%      1.64% (b)

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           OHIO MUNICIPAL MONEY MARKET FUND
                                                                -------------------------------------------------------
                                                                                        CLASS A
                                                                -------------------------------------------------------
                                                                                                            JANUARY 26,
                                                                          YEARS ENDED JUNE 30,                1993 TO
                                                                ----------------------------------------     JUNE 30,
                                                                 1997       1996       1995       1994        1993(a)
                                                                -------    -------    -------    -------     --------
NET ASSET VALUE,
  BEGINNING OF PERIOD........................................   $ 1.000    $ 1.000    $ 1.000    $ 1.000      $ 1.000
                                                                -------    -------    -------    -------      -------
Investment Activities
  Net investment income......................................     0.029      0.030      0.029      0.021        0.009
                                                                -------    -------    -------    -------      -------
Less: Distributions
  Net investment income......................................    (0.029)    (0.029)    (0.029)    (0.021)      (0.009)
  In excess of net investment income.........................        --     (0.001)        --         --           --
                                                                -------    -------    -------    -------      -------
    Total Distributions......................................    (0.029)    (0.030)    (0.029)    (0.021)      (0.009)
                                                                -------    -------    -------    -------      -------
NET ASSET VALUE,
  END OF PERIOD..............................................   $ 1.000    $ 1.000    $ 1.000    $ 1.000      $ 1.000
                                                                =======    =======    =======    =======      =======
Total Return.................................................      2.96%      3.08%      2.98%      2.09%        2.34%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..........................   $30,479    $41,132    $35,790    $37,356      $25,125
  Ratio of expenses to average net assets....................      0.65%      0.66%      0.63%      0.44%        0.26%(b)
  Ratio of net investment income to average net assets.......      2.90%      2.94%      2.91%      2.05%        2.03%(b)
  Ratio of expenses to average net assets*...................      0.88%      1.06%      0.95%      0.94%        0.92%(b)
  Ratio of net investment income to average net assets*......      2.67%      2.54%      2.59%      1.55%        1.37%(b)

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

To the Shareholders and Board of Trustees of The One Group Family of Mutual Funds:

We have audited the accompanying statements of assets and liabilities of the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund, the Municipal Money Market Fund and the Ohio Municipal Money Market Fund (four series of The One Group Family of Mutual Funds), including the schedules of portfolio investments, as of June 30, 1997, and the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of The One Group Family of Mutual Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund, the Municipal Money Market Fund and the Ohio Municipal Money Market Fund as of June 30, 1997, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

Columbus, Ohio                                          Coopers & Lybrand L.L.P.
August 22, 1997

Important Customer Information.
Please Read:

Shares of The One Group:
* are not deposits or obligations
  of, or guaranteed by, BANC ONE
  CORPORATION or its affiliates
* are not insured or guaranteed by the
  FDIC or by any other governmental
  agency or government-sponsored
  agency of the federal government
  or any state
* are subject to investment risks,
  including possible loss of the
  principal amount invested.

Banc One Investment Advisors
Corporation, a registered investment
advisor and an indirect subsidiary of
BANC ONE CORPORATION, serves
as an investment advisor to The One
Group, for which it receives advisory
fees. The One Group is distributed by
The One Group Services Company,
3435 Stelzer Road, Columbus,
Ohio 43219, which is not affiliated
with BANC ONE CORPORATION and
is not a bank. Contact us at our web
site address: www.onegroup.com or
e-mail us at onegroup@onegroup.com.

For more complete information on
any of The One Group Funds, including
management fees and expenses,
you may obtain a prospectus from
The One Group Services Company.
Read the prospectus carefully
before investing.

BANC ONE
INVESTMENT                                                       [LOGO]
ADVISORS
CORPORATION
                                                            TOG-F-034-AN(8/97)